Restructuring, Impairment and Other Charges - Summary of Fair Value, Valuation Techniques and Related Unobservable Inputs for Level 3 Measurements (Detail) - Fair Value, Measurements, Nonrecurring - Fair Value, Inputs, Level 3
$ in Millions
12 Months Ended
Dec. 31, 2017 USD ($)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Fair Value	$ 23
Trade Names
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Fair Value	$ 24
Valuation Technique	Relief-from-royalty
Unobservable Input	Royalty Rate
Trade Names | Minimum
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Discount rate	0.50%
Trade Names | Maximum
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Discount rate	1.50%